Note 9. Discontinued Operations and Change in Direction: Summary of Results of Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Summary of Results of Discontinued Operations

Summary of Results of Discontinued Operations

US Dollars	Six Months Ended June 30		Three Months Ended June 30
	2014 (unaudited)	2013 (unaudited)	2014 (unaudited)	2013 (unaudited)
Discontinued Revenues	$3,915	$22,560	$225	$9,085
Discontinued Expenses	16,431	26,410	8,977	18,365
Discontinued Income, Pre Tax	(12,516)	(3,850)	(8,752)	(9,280)
Gain (Loss) on Disposal of Operations, Pre Tax	(6,453)	5,600	(6,543)	5,600
Tax	-	-	-	-
Total Discontinued Operations, Net of Tax	$(18,969)	$1,750	$(15,205)	$(3,680)